LEASE	12 Months Ended
Dec. 31, 2017
LEASE
LEASE

13LEASE

Capital lease and other financing obligations

The Company’s capital lease and other financing obligations are summarized as follows:

	December 31, 2016			December 31, 2017
	Capital lease obligations	Other financing obligations	Total	Capital lease obligations	Other financing obligations	Total
Within 1 year	71,300	22,044	93,344	212,780	45,007	257,787
After 1 year but within 2 years	85,783	38,443	124,226	220,293	63,151	283,444
After 2 years but within 3 years	92,677	39,548	132,225	316,475	75,685	392,160
After 3 years but within 4 years	193,202	41,586	234,788	144,052	76,678	220,730
After 4 years but within 5 years	71,501	42,287	113,788	141,910	80,832	222,742
After 5 years	716,089	725,178	1,441,267	1,900,744	1,469,318	3,370,062

Total	1,230,552	909,086	2,139,638	2,936,254	1,810,671	4,746,925

Less total future interest	(552,060)	(450,670)	(1,002,730)	(1,209,120)	(905,590)	(2,114,710)
Less: estimated building costs	—	(25,356)	(25,356)	—	(231,228)	(231,228)

Present value of lease and other financing obligations	678,492	433,060	1,111,552	1,727,134	673,853	2,400,987

Including:
Current portion			88,593			97,943

Non-current portion			1,022,959			2,303,044

The Company’s capital and build-to-suit leases expire at various dates ranging from 2020 to 2037. The weighted average effective interest rate of the Company’s capital and build-to-suit leases was 8.04% and 7.28% as of December 31, 2016 and 2017, respectively.

The Company recognized the capital lease and other financing obligations assumed in the business combination at the acquisition-date fair value. In addition, the Company entered into the following capital lease arrangements during the year ended December 31, 2017:

Beijing 2 Lease

In August 2017, the Company entered into an amendment agreement in respect of an existing lease of a building in Beijing, China, from a third-party lessor (the “Beijing 2 Lease”). Beijing 2 Lease was originally classified as an operating lease. As a result of the lease modification, the revised agreement was considered as a new lease pursuant to ASC 840-10-25 and was classified as a capital lease as the present value of minimum lease payments excessed 90% of the fair value of the leased assets. Accordingly, the Company recorded capital lease assets and capital lease obligations at an amount equal to the present value of the remaining minimum lease payments of RMB157,000.

Shanghai 5 Lease

In April 2017, the Company entered into a lease agreement for an existing building in Shanghai, China from a third party lessor (the “Shanghai 5 Lease”). Shanghai 5 Lease has a lease term of 20 years and 3 months from July 2017 to September 2037. The Company determined that the lease is a capital lease as the present value of the minimum lease payments exceeded 90% of the fair value of the leased property at the inception of the lease.

Shanghai 8 Lease

In November 2017, the Company entered into a lease agreement for an existing building in Shanghai, China from a third party lessor (the “Shanghai 8 Lease”). Shanghai 8 Lease has a lease term of 20 years from November 2017 to November 2037. The Company determined that the lease is a capital lease as the present value of the minimum lease payments exceeded 90% of the fair value of the leased property at the inception of the lease.

Accordingly, on the lease commencement date, the Company recorded capital lease assets and capital lease obligations at an amount equal to the present value of the minimum lease payments in the aggregate amount of RMB262,206 for Shanghai 5 Lease and Shanghai 8 Lease.

Hebei Equipment Lease

In November 2017, the Company entered into a lease agreement with a third party lessor in respect of certain data center equipment (the “Hebei Equipment Lease”). Hebei Equipment Lease has a lease term of 3 years from November 2017 to November 2020. The Company determined that the lease is a capital lease as the present value of the minimum lease payments exceeded 90% of the fair value of the leased equipment at the inception of the lease. Accordingly, on the lease commencement date, the Company recorded capital lease assets and capital lease obligations at an amount equal to the present value of the minimum lease payments of RMB177,922.

Build-to-suit leases

Shanghai 6 Lease and Shanghai 7 Lease

In October 2017, the Company entered into a lease agreement with a third party developer-lessor for the development, construction and the lease (build-to-suit lease) of two brand new buildings (the “Shanghai 6 Lease” and “Shanghai 7 Lease”) in Shanghai, China. The Company paid a deposit for the two leases to the developer-lessor. Both the Shanghai 6 Lease and Shanghai 7 Lease have a lease term of 20 years commencing upon the delivery of the respective completed building to the Company. The two buildings will be constructed based on the Company’s specifications and will not include any interior elements, such as electrical wiring, interior walls, ventilation and air conditioning systems, flooring or normal tenant improvements. That is, the developer-lessor will hand over two cold-shell buildings to the Company upon completion of construction. Upon the delivery of the cold-shell buildings, the Company will convert the two buildings into data centers. No rent is paid by the Company during the construction of the two buildings. All project hard costs are to be paid by the developer-lessor, including site preparation and construction costs. In the event of termination of the lease agreements during the lease term, the Company is obligated to pay 50% of the remaining minimum lease payments. In addition, if the Company terminates the agreements before the construction of the buildings are completed, the Company is obligated to reimburse the developer-lessor for costs incurred during the construction period, including but not limited to project application costs, project design fees, ground preparation and levelling costs.

In accordance with ASC 840-40-55, the Company has determined that it is the owner of the two buildings during the construction period for financial reporting purposes as it has substantially all of the construction period risks based on the maximum guarantee test (without considering probability that the Company having to make the payments). Accordingly, the Company records an asset for the estimated incurred construction costs of the project and a liability for those costs funded by the lessor-developer during the construction period.

Upon completion of the construction and commencement of the lease terms, the Company assesses whether these arrangements qualify for sales recognition under the deemed sale-leaseback transaction. If the arrangements do not qualify for sales recognition under the sale-leaseback accounting guidance, the Company continues to be the deemed owner of the build-to-suit assets for financial reporting purposes. The Company keeps the construction costs of the assets on its balance sheet. In addition, lease payments less the portion considered to be interest expense decrease the financing liability.

Operating leases

The Company leases data centers, offices and other equipment that are classified as operating leases. The majority of the Company’s operating leases expire at various dates though 2037.

Future minimum operating lease payments as of December 31, 2017 are summarized as follow:

Twelve-months ending December 31,
2018	135,599
2019	101,152
2020	88,587
2021	48,939
2022	48,723
Thereafter	337,355

Total	760,355

Rental expenses were approximately RMB131,875, RMB124,712 and RMB155,148 for the years ended December 31, 2015, 2016 and 2017, respectively. The Company did not sublease any of its operating leases for the periods presented.